January 27, 2010

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE, SUITE 3800
MILWAUKEE, WISCONSIN 53202-5306
414.271.2400 TEL
414.297.4900 FAX
www.foley.com

WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
068916-0101

VIA EDGAR

United States Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Leuthold Funds, Inc. (File No. 811-09094)

Ladies and Gentlemen:

On behalf of Leuthold Funds, Inc., a Maryland corporation (the “Company”), we are transmitting for filing an amended registration statement on Form N-14. The registration statement contains a Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities of the Leuthold Select Equities Fund, a series of the Company, by the Leuthold Select Industries Fund, another series of the Company. The Acquisition does not require shareholder approval, and the Company is not asking for a proxy in connection with the Acquisition. The registration statement has been amended to respond to comments of the Staff of the Securities and Exchange Commission. The Company is transmitting a response to the Staff’s comments under separate cover. The amended registration statement has been marked to show the changes made to the registration statement as originally filed.

This filing is being effected by direct transmission to the EDGAR System.

Please contact the undersigned at (414) 297-5596 if you have any questions or comments regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.	MILW_9620628.1